Taxes (Details) - Schedule of Statutory Rates to the Company’s Effective Tax Rate		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of preferential tax rates	[1]	(12.70%)	(5.70%)
Eligible additional deduction	[2]	(3.10%)	(2.90%)
Impact of different tax rates in other jurisdictions		0.80%	0.80%
Non-taxable and exemptions		0.10%	(0.50%)
Permanent differences	[3]	1.20%	1.20%
Effective income tax rate		11.30%	17.90%

[1]	Preferential tax rates for small and micro enterprises and high-tech entities.
[2]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[3]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.